Stockholders' Equity (Details) - USD ($)		1 Months Ended	6 Months Ended
	Dec. 31, 2020	Dec. 20, 2020	Jun. 30, 2021	Feb. 12, 2021	Feb. 09, 2021	Jan. 31, 2021
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 12.00
Shares subject to forfeiture (in Dollars)				$ 1,125,000
Sponsor shares						30,000
Percentage of number of shares	20.00%
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued			3,730,461
Common stock, shares outstanding			3,730,461
shares subject to possible redemption			30,769,539
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	50,000,000		50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares issued	8,625,000		8,625,000		8,625,000
Common stock, shares outstanding	8,625,000		8,625,000		8,625,000
Issued shares of common stock	7,187,500	7,187,500
issued shares aggregate price (in Dollars)	$ 25,000	$ 25,000
Capitalization of shares					1,437,500
Common stock shares subject to forfeiture					1,125,000
Percentage of shares issued and outstanding	20.00%		20.00%